Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 231,989	$ 220,594
Right-of-use assets	101,402	47,501
Goodwill	11,886	11,643
Other intangible assets	14,007	25,652
Contract assets	8,312	3,286
Investment in joint venture	43,613	48,568
Other long-term assets	2,053	5,780
Restricted cash	25,187	25,187
Deferred tax assets	260,301	209,496
Total non-current assets	698,750	597,707
Current assets
Inventories	79,366	71,470
Trade receivables	16,307	32,972
Contract assets	19,129	25,370
Other current assets	34,988	32,949
Receivables from related parties	1,656	1,548
Cash and cash equivalents	60,466	66,427
Total current assets	211,912	230,736
Total assets	910,662	828,443
Equity
Share capital	2,271	2,126
Share premium	1,224,814	1,058,432
Other reserves	38,308	30,582
Translation reserve	(2,965)	(1,442)
Accumulated deficit	(1,740,968)	(1,654,114)
Total equity	(478,540)	(564,416)
Non-current liabilities
Borrowings	786,175	744,654
Derivative financial liabilities	229,046	380,232
Other long-term liability to related party	7,440	7,440
Lease liabilities	87,416	35,369
Long-term incentive plan		544
Contract liabilities	57,387	57,017
Deferred tax liability	45	309
Total non-current liabilities	1,167,509	1,225,565
Current liabilities
Trade and other payables	43,931	49,188
Lease liabilities	7,983	5,163
Current maturities of borrowings	22,463	19,916
Liabilities to related parties	1,137	1,131
Contract liabilities	58,978	36,915
Taxes payable	1,520	934
Other current liabilities	85,681	54,047
Total current liabilities	221,693	167,294
Total liabilities	1,389,202	1,392,859
Total equity and liabilities	$ 910,662	$ 828,443